The Group (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Equity	€ (48,280)	€ 40,584	€ 126,470	€ 196,009